Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Components of Income Tax Expense
The components of income tax expense were:

Year Ended December 31 (Dollars in Millions)	2022	2021	2020

Federal
Current	$1,366	$1,203	$1,146
Deferred	(108)	469	(291)

Federal income tax	1,258	1,672	855

State
Current	401	398	355
Deferred	(196)	111	(144)

State income tax	205	509	211

Total income tax provision	$1,463	$2,181	$1,066

Reconciliation of Expected Income Tax Expense at Federal Statutory Rate of 21 Percent to Company's Applicable Income Tax Expense
A reconciliation of expected income tax expense at the federal statutory rate of 21 percent to the Company’s applicable income tax expense follows:

Year Ended December 31 (Dollars in Millions)	2022	2021	2020
Tax at statutory rate	$1,533	$2,135	$1,271
State income tax, at statutory rates, net of federal tax benefit	305	439	240
Tax effect of
Tax credits and benefits, net of related expenses	(273)	(331)	(370)
Tax-exempt income	(121)	(114)	(117)
Revaluation of tax related assets and liabilities (a)	(79)	—	—
Nondeductible legal and regulatory expenses	37	24	29
Other items	61	28	13

Applicable income taxes	$1,463	$2,181	$1,066
(a)
The 2022 acquisition of MU
B
resulted in an increase in the Company’s state effective tax rate, requiring the Company to revalue its state deferred tax assets and liabilities. As a result of this revaluation, the Company recorded an estimated net tax benefit of $79 million during 2022.

Reconciliation of Changes in Federal, State and Foreign Unrecognized Tax Position Balances
A reconciliation of the changes in the federal, state and foreign uncertain tax position balances are summarized as follows:

Year Ended December 31 (Dollars in Millions)	2022	2021	2020
Balance at beginning of period	$487	$474	$432
Additions for tax positions taken in prior years	35	14	62
Additions for tax positions taken in the current year	3	7	6
Exam resolutions	(8)	(1)	(8)
Statute expirations	(4)	(7)	(18)

Balance at end of period	$513	$487	$474

Significant Components of the Company's Net Deferred Tax Asset (Liability)
The significant components of the Company’s net deferred tax asset (liability) follows:

At December 31 (Dollars in Millions)	2022	2021

Deferred Tax Assets
Securities available-for-sale and financial instruments	$3,992	$163
Federal, state and foreign net operating loss , credit carryforwards and other carryforwards	2,677	2,331
Allowance for credit losses	1,980	1,561
Loans	1,287	—
Accrued expenses	618	568
Obligation for operating leases	368	281
Partnerships and other investment assets	112	—
Stock compensation	81	76
Pension and postretirement benefits	—	8
Other deferred tax assets, net	501	451

Gross deferred tax assets	11,616	5,439

Deferred Tax Liabilities
Leasing activities	(1,813)	(2,263)
Goodwill and other intangible assets	(1,575)	(845)
Mortgage servicing rights	(815)	(593)
Right of use operating leases	(325)	(246)
Pension and postretirement benefits	(172)	—
Fixed assets	(125)	(238)
Loans	—	(85)
Partnerships and other investment assets	—	(8)
Other deferred tax liabilities, net	(234)	(127)

Gross deferred tax liabilities	(5,059)	(4,405)
Valuation allowance	(263)	(249)

Net Deferred Tax Asset	$6,294	$785